Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Deferred Share Units (Details)	12 Months Ended
	Mar. 31, 2021 shares Warrant $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	$ 2.25
Ending balance	$ 2.25
Granted | Warrant	17,407,401
Ending balance | Warrant	17,407,401
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	$ 2.60	$ 1.56
Granted	2.38	5.60
Forfeited		1.75
Released through the issuance of common shares	2.60	1.48
Ending balance	2.38	2.60
Exercisable options	$ 2.21	$ 2.47
Beginning balance | shares	48,313	448,387
Granted | shares	41,960	8,924
Forfeited | shares		(75,719)
Released through the issuance of common shares | shares	(48,313)	(333,279)
Ending balance | shares	41,960	48,313
Exercisable options | shares	28,290	45,730